REPORTABLE SEGMENTS	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

11. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and natural gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating (loss) / income. Segment operating (loss) / income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coiled tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, completions and integrated production management.

Drilling and Evaluation Services generates its revenue from the following service offerings: rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling and completion fluids, pressure control, well testing services, wireline logging services, and slickline services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region.

Revenue from operations

	For the three-month period ended		For the nine-month period ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Reportable Segment:
Production Services	$174,443	$230,521	$567,591	$644,620
Drilling and Evaluation Services	120,872	105,684	358,194	313,402
Total external revenue	$295,315	$336,205	$925,785	$958,022

Long-lived assets

	As of
	September 30, 2025	December 31, 2024
Reportable Segment:
Production Services	$217,965	$220,453
Drilling and Evaluation Services	166,802	162,295
Total Reportable Segments	384,767	382,748
Unallocated assets	52,467	55,398
Total long-lived assets	$437,234	$438,146

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating income

	For the three-month period ended		For the nine-month period ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Reportable Segment:
Production Services	$15,578	$39,774	$58,303	$104,205
Drilling and Evaluation Services	16,267	14,251	53,128	45,870
Total Reportable Segments	31,845	54,025	111,431	150,075
Unallocated expenses	(12,239)	(18,577)	(43,793)	(55,953)
Total operating income	19,606	35,448	67,638	94,122
Interest expense, net	(8,128)	(9,933)	(24,974)	(29,976)
Other income, net	759	394	2,758	1,199
Income before income tax	$12,237	$25,909	$45,422	$65,345

Unallocated expenses for the three-month and nine-month periods ended September 30, 2025, and September 30, 2024, respectively, mainly include corporate selling, general, and administrative expenses (inclusive of amortization), offset in small part by a portion of these costs that are allocated to the reportable segments. As described elsewhere, corporate selling, general, and administrative expenses are primarily comprised of payroll and compensation costs for headquarters’ employees, professional and legal expenses relating to audit firms, consulting firms and legal counsel, and depreciation charges on headquarters’ offices and leasehold improvements.

Significant segment expenses, which represent the difference between segment revenue and pretax segment income, consist of the following:

	For the three-month period ended		For the nine-month period ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Production Services:
Compensation	$44,792	$47,862	$138,864	$140,519
Cost of products, materials, and supplies	48,861	72,458	167,327	195,734
Transport and rental	27,430	29,488	85,079	85,845
Depreciation and amortization	18,382	19,178	58,430	56,928
Other	19,400	21,761	59,588	61,389
	$158,865	$190,747	$509,288	$540,415

	For the three-month period ended		For the nine-month period ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Drilling and Evaluation Services
Compensation	$37,943	$33,428	$110,448	$99,880
Cost of products, materials, and supplies	16,722	17,710	52,088	52,950
Transport and rental	24,155	17,889	69,471	48,905
Depreciation and amortization	11,779	10,599	34,830	31,829
Other	14,006	11,807	38,229	33,968
	$104,605	$91,433	$305,066	$267,532

Other segment expenses include mobilization, occupancy, professional, and other costs.

Revenue by geographic area

	For the three-month period ended		For the nine-month period ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-	$-
MENA	293,644	333,803	919,801	949,884
Rest of World	1,671	2,402	5,984	8,138
Total revenue	$295,315	$336,205	$925,785	$958,022

Long-lived assets by geographic area

	As of
	September 30, 2025	December 31, 2024
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	428,509	428,353
Rest of World	8,725	9,793
Total long-lived assets	$437,234	$438,146